Average Annual Total Returns{- Fidelity® Total Bond ETF} - 10.31 Fidelity Fixed-Income ETFs Combo PRO-06 - Fidelity® Total Bond ETF	Fidelity Total Bond ETF-Default Return Before Taxes Past 1 year	Fidelity Total Bond ETF-Default Return Before Taxes Past 5 years	Fidelity Total Bond ETF-Default Return Before Taxes Since Inception		Fidelity Total Bond ETF-Default After Taxes on Distributions Past 1 year	Fidelity Total Bond ETF-Default After Taxes on Distributions Past 5 years	Fidelity Total Bond ETF-Default After Taxes on Distributions Since Inception		Fidelity Total Bond ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond ETF-Default After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		LB091 Past 1 year	LB091 Past 5 years	LB091 Since Inception
Total	9.90%	3.61%	3.54%	[1]	8.58%	2.36%	2.29%	[1]	5.84%	2.19%	2.14%	[1]	8.72%	3.05%	3.15%	[1]	9.29%	3.44%	3.44%	[1]

[1]	(a)From October 6, 2014